Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000223440 | GNMA8848380
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223440 | U.S. Treasury Note8848449
Holdings [Line Items]
Percent of Total Investments	2.80%
C000223440 | FHLMC8848323
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223440 | Intel8848544
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223440 | GNMA8848389
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223440 | FHLMC8848601
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223440 | FNMA8848649
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223440 | Arbor Realty Trust8848493
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223440 | FRESB Mortgage Trust8848474
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223440 | GNMA8848383
Holdings [Line Items]
Percent of Total Investments	2.10%
C000223440 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223440 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223440 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223440 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223440 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223440 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223440 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223440 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223440 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223440 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223440 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223440 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223440 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223440 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000223440 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000223440 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000223439 | GNMA8848380
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223439 | U.S. Treasury Note8848449
Holdings [Line Items]
Percent of Total Investments	2.80%
C000223439 | FHLMC8848323
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223439 | Intel8848544
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223439 | GNMA8848389
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223439 | FHLMC8848601
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223439 | FNMA8848649
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223439 | Arbor Realty Trust8848493
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223439 | FRESB Mortgage Trust8848474
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223439 | GNMA8848383
Holdings [Line Items]
Percent of Total Investments	2.10%
C000223439 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223439 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223439 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223439 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223439 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223439 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223439 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223439 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223439 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223439 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223439 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223439 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223439 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223439 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000223439 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000223439 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000223441 | Cie de L'Odet8848303
Holdings [Line Items]
Percent of Total Investments	8.30%
C000223441 | Bollore8848300
Holdings [Line Items]
Percent of Total Investments	8.30%
C000223441 | U.S. Treasury Notes8848275
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223441 | Lagardere8848307
Holdings [Line Items]
Percent of Total Investments	5.00%
C000223441 | CANAL+SA8848310
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223441 | PrairieSky Royalty8848291
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223441 | International Workplace Group8848316
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223441 | Burford Capital8848394
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223441 | Suncor Energy8848430
Holdings [Line Items]
Percent of Total Investments	3.90%
C000223441 | U.S. Treasury Notes8848280
Holdings [Line Items]
Percent of Total Investments	3.20%
C000223441 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000223441 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223441 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223441 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223441 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000223441 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000223441 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223441 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000223441 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223441 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223441 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000223441 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223441 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223441 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223441 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223442 | Cie de L'Odet8848303
Holdings [Line Items]
Percent of Total Investments	8.30%
C000223442 | Bollore8848300
Holdings [Line Items]
Percent of Total Investments	8.30%
C000223442 | U.S. Treasury Notes8848275
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223442 | Lagardere8848307
Holdings [Line Items]
Percent of Total Investments	5.00%
C000223442 | CANAL+SA8848310
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223442 | PrairieSky Royalty8848291
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223442 | International Workplace Group8848316
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223442 | Burford Capital8848394
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223442 | Suncor Energy8848430
Holdings [Line Items]
Percent of Total Investments	3.90%
C000223442 | U.S. Treasury Notes8848280
Holdings [Line Items]
Percent of Total Investments	3.20%
C000223442 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000223442 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223442 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223442 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000223442 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000223442 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000223442 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223442 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223442 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000223442 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223442 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%